S-K 1603(c) Fiduciary Duties to Other Companies	May 12, 2026
Fiduciary Duties To Other Companies Spac Officers And Directors Line Items
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Conflicts of InterestOur sponsor currently holds 3,354,167 ordinary shares (which were purchased for $25,000, which we refer to as “Founder Shares”), up to 437,500 of which are subject to surrender and forfeiture by certain of our sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. Because our sponsor acquired the Founder Shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the rights included in the units. If we do not complete an initial business combination within the completion window, the proceeds from the sale of the Private Units will be included in the liquidating distribution to our public shareholders and the Private Units and Founder Shares will be worthless.If we increase or decrease the size of this offering, we will effect a share dividend or share contribution back to capital or other appropriate mechanism, as applicable, with respect to the Founder Shares immediately prior to the consummation of this offering in such amount as to maintain the number of Founder Shares at 28% of our issued and outstanding ordinary shares upon the consummation of this offering (not including ordinary shares underlying the Private Units and the Representative Shares and assuming the sponsor does not purchase units in this offering), with any such change in the number of Founder Shares to be allocated to our sponsor.Also, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. As a result, the fiduciary duties, conflicts of interest or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.Our initial shareholders are not prohibited from sponsoring, investing in or otherwise becoming involved with, any other blank check companies (including special purpose acquisition companies similar to our company), including in connection with their initial business combinations, prior to us completing our initial business combination. Potential investors should also be aware of the following potential conflicts of interest:
●	None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

●	In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.

●	Our initial shareholders purchased Founder Shares prior to the date of this prospectus and the sponsor will purchase the Private Units in transactions that will close simultaneously with the closing of this offering. Our initial shareholders have agreed to waive their right to liquidating distributions with respect to its Founder Shares if we fail to consummate our initial business combination within the required time period. However, if our initial shareholders acquire public shares in or after this offering, they will be entitled to receive liquidating distributions with respect to such public shares if we fail to consummate our initial business combination within the required time period. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the Private Units will be used to fund the redemption of our public shares, and the Private Units will expire worthless.

Under Cayman Islands law, directors and officers owe the following fiduciary duties:In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations which will take priority over us.
Individual	Entity	Entity’s Business	Affiliation/Title
Thomas Patrick Gehl	Horizon Import and Export Trading Hainan Co., Ltd.	International trading	CEO and General Counsel
	Victoria Royal International Trade Limited Hong Kong	International trading	President and CEO
Eunjeong Cheong	JNT Partners	Investment and corporate finance advisory	Chief Executive Officer
	MarketTree	Custom market research	Director
Patrick Swint	Alpha Star Acquisition Corporation (SPAC)	SPAC	Independent Director and Board Member
	ARMBUSINESSBANK CJSC	Banking	Member of the Supervisory Board
	Roberts & Ryan Investments Inc.	Service-Disabled Veteran-Owned (SDVO)	Board Advisor
	Knightsbridge Ventures	Investment Consulting	Founder and CEO
	Salsa Properties LLC	Acquisition and Development Management	Principal and Managing Director
Jason Dodier	GRAIN Ecosystem	Software	Co-Founder and Chief Operating Officer
	FountainHead RI	non-profit organization	Co-Founder
	Manhattan Chamber of Commerce	non-profit business association	Board of Directors Member
Yuan Lu	VITALITY COACHING	Coaching	Founder